Related Party Transactions (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total due to related parties	$ 105,112	$ 120,014
Guofu Zhang [Member]
Related Party Transaction [Line Items]
Total due to related parties	102,294	117,155
Haiyan Huang [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 2,818	$ 2,859